INVENTORY ON HAND (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORY ON HAND [Abstract]
Finished goods	$ 378	$ 479	$ 741	$ 957
Work in process	1,484	1,115	1,044	573
Raw materials and supplies	115	150	276	174
Total inventories	$ 1,977	$ 1,744	$ 2,061	$ 1,704